Note 8 - Common Stock (Details Textual) - USD ($)			1 Months Ended									2 Months Ended	3 Months Ended		12 Months Ended
	Nov. 24, 2015	May. 14, 2015	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	May. 31, 2015	May. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Sep. 30, 2014	Sep. 23, 2014	Nov. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Private Placement [Member]
Right to Shares Agreement Common Shares Cancelled																106,874
Right to Shares Agreement Obligated to Issue Shares																119,545
Right to Shares Agreement Not Issued Due to Beneficial Ownership Limitations Shares																12,671
Right to Shares Agreement Delivery of Shares Days Obligated																3 days
Right To Shares Agreement Common Stock Shares Issued					70,755											48,790
Stock Issued During Period, Shares, New Issues	1,071,679	4,054,062
Share Price	$ 5.60	$ 2.96
Proceeds from Issuance Of Private Placement Gross	$ 6,000,000	$ 12,000,000
Proceeds from Issuance of Private Placement Net	5,393,000	11,040,000
Class of Warrant or Right, Outstanding			401,446	383,321									401,446		383,321
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			117,535	117,535									117,535		117,535
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 4.24	$ 4.24									$ 4.24		$ 4.24
Warrant Term													5 years		5 years
September 2014 Term Loan [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										58,962
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 4.24
Warrant Term										10 years
Warrants and Rights Outstanding										$ 622,000
Fair Value Assumptions, Expected Dividend Rate										0.00%
Fair Value Assumptions, Expected Volatility Rate										77.00%
Fair Value Assumptions, Risk Free Interest Rate										2.50%
Amortization of Debt Discount (Premium)													$ 45,000	$ 48,000	$ 187,000	$ 48,000
Unamortized Debt Issuance Expense			$ 342,000	$ 387,000									342,000		387,000
Warrant [Member] | Minimum [Member]
Fair Value Assumptions, Risk Free Interest Rate												1.55%
Warrant [Member] | Maximum [Member]
Fair Value Assumptions, Risk Free Interest Rate												1.65%
Warrant [Member] | Vendors And Nonemployee [Member]
Allocated Share-based Compensation Expense													0	15,000	40,000	137,000
Warrant [Member] | Employees [Member]
Allocated Share-based Compensation Expense													$ 0	$ 244,000	$ 244,000
Warrant [Member] | September 2014 Term Loan [Member]
Fair Value Assumptions, Expected Dividend Rate						0.00%
Fair Value Assumptions, Expected Volatility Rate						80.10%
Fair Value Assumptions, Risk Free Interest Rate						2.23%
Fair Value Assumptions, Expected Term						10 years
Warrant [Member]
Fair Value Assumptions, Expected Dividend Rate									0.00%			0.00%
Fair Value Assumptions, Expected Volatility Rate									77.60%			61.30%
Fair Value Assumptions, Risk Free Interest Rate									2.14%
Fair Value Assumptions, Expected Term									10 years			5 years
Vendors And Nonemployee [Member]
Class of Warrant or Right Number of Securities Called by Warrants or Rights Cancelled In Period			625												5,157
March 2015 Issuance [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								1,454						1,454
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2.72					$ 2.72					$ 2.72	$ 2.72
Fair Value Assumptions, Expected Dividend Rate								0.00%
Fair Value Assumptions, Expected Volatility Rate								78.90%
Fair Value Assumptions, Risk Free Interest Rate								1.94%
Fair Value Assumptions, Expected Term								10 years
Allocated Share-based Compensation Expense													$ 0	$ 3,000	$ 3,000
May 2015 Issuance [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						36,229
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 4.24
Fair Value Assumptions, Expected Dividend Rate						0.00%
Fair Value Assumptions, Expected Volatility Rate						80.10%
Fair Value Assumptions, Risk Free Interest Rate						2.28%
Fair Value Assumptions, Expected Term						10 years
Allocated Share-based Compensation Expense													0	0	$ 73,000
May 2015 Issuance Second Contractor [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				21,585			21,585								21,585
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 4.24			$ 4.24								$ 4.24
Fair Value Assumptions, Expected Dividend Rate						0.00%
Fair Value Assumptions, Expected Volatility Rate						64.40%
Fair Value Assumptions, Risk Free Interest Rate						1.54%
Fair Value Assumptions, Expected Term						5 years	5 years
Allocated Share-based Compensation Expense													0	0	$ 47,000
December 2015 Issuance [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				26,875											26,875
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 5.60											$ 5.60
Warrant Term				10 years											10 years
Fair Value Assumptions, Expected Dividend Rate															0.00%
Fair Value Assumptions, Expected Volatility Rate															76.80%
Fair Value Assumptions, Risk Free Interest Rate															2.27%
Allocated Share-based Compensation Expense													0	0	$ 130,000
September 2014 Term Loan [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						3,125				58,962
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 2.96				$ 4.24
Warrant Term						10 years				10 years
Warrants and Rights Outstanding						$ 10,000
Amortization of Debt Discount (Premium)													0	0	10,000
Unamortized Debt Issuance Expense			$ 0	$ 0				$ 0					$ 0	0	$ 0
Stock Issued During Period, Shares, New Issues											1,413,197
Proceeds from Issuance Of Private Placement Gross	6,000,000	12,000,000
Proceeds from Issuance of Private Placement Net	$ 5,393,000	$ 11,040,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			401,446	383,321					75,697		117,535	47,751	401,446		383,321
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 4		$ 4.24	$ 4.24
Warrant Term											5 years
Percent Of Outstanding Loan Amount			1.00%	1.00%									1.00%		1.00%
Allocated Share-based Compensation Expense													$ 188,000	$ 42,000	$ 220,000	$ 184,000